SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory U.S. federal income tax rate		21.00%	21.00%
Foreign tax rate differential		216.50%	5.10%
Change in valuation allowances		3634.40%	5.70%
Other (1)	[1]		(6.70%)
Effective combined tax rate		3871.90%	25.10%

[1]	Primarily consists of utilization of net operating losses in China